Combined and Consolidated Statements of Profit or Loss and Other Comprehensive Income - Forekast limited [member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue		$ 17,176,161	$ 15,929,773
Cost of sales		(15,272,537)	(14,275,131)
Gross profit		1,903,624	1,654,642
Other income		21,608	17,950
Administrative and general expenses		(555,825)	(489,890)
Other expenses	[1]	(480,715)
Finance costs		(8,142)	(7,325)
Profit before tax		880,550	1,175,377
Tax expense		(341,336)	(288,789)
Profit for the year from continuing operations		539,214	886,588
Foreign currency translation differences		77,188	(76,234)
Total comprehensive income for the year		616,402	810,354
Profit for the year attributable to owners of the Company		539,214	886,588
Total comprehensive income for the year attributable to owners of the Company		$ 616,402	$ 810,354
Earnings per share, basic		$ 53.92	$ 88.66
Earnings per share, diluted		$ 53.92	$ 88.66
Weighted average number of ordinary shares outstanding, basic		10,000	10,000
Weighted average number of ordinary shares outstanding, diluted		10,000	10,000

[1]	Refer Note 2.21 to the combined and consolidated financial statements for further details on listing expenses totalling USD 480,715 (2023: USD Nil).